RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of consultants and the costs of all charges are based on the fees set in the Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the year ended December 31, 2022, the company incurred fees of $442,485 (December 31, 2021 - $315,643). As at December 31, 2022, the Company was indebted to this company in the amount of $30,804 (December 31, 2021 - $nil).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the year ended December 31, 2022, the Company incurred fees of $566,487 (December 31, 2021 - $290,225). As at December 31, 2022, the Company was indebted to this company in the amount of $nil (December 31, 2021 - $nil).

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. The costs of all charges are based on the fees set in the Executive Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. On May 9, 2022, Scott Larson ceased to be President of the Company and entered into an agreement to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the consulting agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the year ended December 31, 2022, the Company incurred fees of $383,288 (December 31, 2021 - $205,191). As at December 31, 2022, the Company was indebted to this company in the amount of $20,745 (December 31, 2021 - $nil).

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars

20. RELATED PARTY TRANSACTIONS (CONT’D)

Trade receivables/payables and accrued receivables/payables:

As at December 31, 2022, the Company had $nil (December 31, 2021 - $155,108) receivable from related parties outstanding that were included in accounts receivable and $51,549 (December 31, 2021 - $nil) payable from related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the year ended December 31, 2022 and 2021 included:

For the years ended December 31,	2022	2021
Director fees	$522,349	$370,094
Salaries	843,917	722,068
Share-based payments	2,106,906	2,475,949
	$3,473,172	$3,568,111

Other related party transactions

For the years ended December 31,	2022	2021
Management fees paid to a company controlled by CEO and director	566,487	290,225
Management fees paid to a company that the CEO holds an economic interest in	442,485	315,643
Management fees paid to a company controlled by the former President and director	383,288	205,691
	$1,392,260	$811,559